Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses
14.	ACCRUED EXPENSES

Accrued expenses include the following:

December 31,	2011	2010
Employee benefits	$47.6	$60.5
Pension and other postretirement employee benefits	15.7	17.0
Salaries and wages	27.8	27.3
Taxes other than income taxes	10.3	10.5
Environmental	10.0	5.5
Interest, excluding interest on uncertain tax positions	18.1	18.7
Restructuring costs	8.4	13.9
Customer rebates	17.8	15.6
All other	58.5	54.2

Total	$214.2	$223.2